Total Equity - Common stock, other disclosures (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Dec. 29, 2021	Mar. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Equity
Reduction of issued capital purchases for cancellation			$ 1,058.1	$ 100.9
Subordinate voting shares
Total Equity
Purchases for cancellation (in shares)			2,137,923	343,871
Treasury shares acquired (in shares)			293,197	457,603
Value of treasury shares purchased			$ 132.6	$ 137.9
Subordinate voting shares | Major ordinary share transactions
Total Equity
Treasury shares acquired (in shares)		92,719
Value of treasury shares purchased		$ 45.9
Subordinate voting shares | Normal course issuer bids
Total Equity
Purchases for cancellation (in shares)			137,923	343,871
Cost of shares purchased for cancellation			$ 58.1	$ 100.9
Subordinate voting shares | Substantial issuer bid
Total Equity
Purchases for cancellation (in shares)	2,000,000		2,000,000
Purchases for cancellation (in dollars per share)	$ 500.00
Cash paid for stock repurchase	$ 1,000.0		$ 1,000.0
Additional paid-up capital	495.4
Retained earnings
Total Equity
Reduction of issued capital purchases for cancellation			528.5	15.7
Retained earnings | Normal course issuer bids
Total Equity
Reduction of issued capital purchases for cancellation			$ 23.9	$ 15.7
Retained earnings | Subordinate voting shares | Substantial issuer bid
Total Equity
Reduction of issued capital purchases for cancellation	$ 504.6